TAXES (Tables)	6 Months Ended
Jun. 30, 2025
TAXES
Schedule of components of the income taxes

	For the six months ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Current tax expense	$464,067	$556,208
Deferred tax benefit	17,212	2,923
Income tax provision	$481,279	$559,131

Schedule of (loss) income before income taxes attributable to geographical locations

	For the six months ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Cayman Islands	$—	$(4,915,703)
United States	—	(257,605)
Hong Kong	(175,998)	273,663
PRC	5,032,404	(5,900,351)
	$4,856,406	$(10,799,996)

Schedule of components of deferred tax assets and liabilities

	As of December 31,
	2024	2025
	(Audited)	(Unaudited)
Deferred tax assets:
Allowance for expected credit losses	$552,486	$559,886
Net operating loss carryforward	901,272	953,897
Lease liabilities	36,118	11,269
Total deferred tax assets	$1,489,876	$1,525,052
Less: Valuation allowance	(775,415)	(824,528)
Deferred tax assets, net	$714,461	$700,524
Deferred tax liabilities:
Right-of-use assets	45,238	21,559
Total deferred tax liabilities	$45,238	$21,559

Schedule of movement of valuation allowance for deferred tax assets

	June 30, 2024	June 30, 2025
	(Unaudited)	(Unaudited)
Beginning balance	$(441,549)	$(775,415)
Increase in valuation allowance	(23,809)	(50,045)
Foreign exchange	10,035	932
Ending balance	$(455,323)	$(824,528)

Schedule of taxes payable

	As of
	December 31, 2024	June 30, 2025
VAT tax payable	$358,792	$58,267
Income tax payable	79,167	4,818
Other tax payables*	2,435,494	2,389,230
Total tax payables	$2,873,453	$2,452,315

*As of both December 31, 2024 and June 30, 2025, the Company recorded approximately $2.4 million excise tax payable in other tax payables associated with redemptions.